ACQUISITIONS GOODWILL AND INTANGIBLE ASSETS (Details 2) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill beginning	$ 1,702,119	$ 1,893,740	$ 1,966,340
Aggregate goodwill acquired		489,151
Goodwill adjustments			(72,600)
Impairment losses	0	(680,772)	0
Goodwill end	8,487,536	1,702,119	1,893,740
Boston Solars [Member]
Goodwill beginning	0
Impairment losses	0
Goodwill end	6,785,416	0
Aggregate goodwill acquired	6,785,416
Direct Solars America [Member]
Goodwill beginning	1,212,969
Aggregate goodwill acquired	6,785,416
Impairment losses	0
Goodwill end	1,212,969	1,212,969
Box Pure Airs [Member]
Goodwill beginning	414,151
Aggregate goodwill acquired	0
Impairment losses	0
Goodwill end	414,151	414,151
EnergyWyzes [Member]
Goodwill beginning	75,000
Aggregate goodwill acquired	0
Impairment losses	0
Goodwill end	75,000	75,000
Direct Solar America [Member]
Goodwill beginning	1,212,968	1,893,740	1,966,340
Aggregate goodwill acquired		0	0
Goodwill adjustments			(72,600)
Impairment losses		(680,772)	0
Goodwill end		1,212,968	1,893,740
EnergyWyze [Member]
Goodwill beginning	1,702,119	0
Aggregate goodwill acquired		75,000	0
Goodwill adjustments		0
Impairment losses		0	0
Goodwill end		1,702,119	0
Box Pure Air
Goodwill beginning	$ 414,151	0
Aggregate goodwill acquired		414,151
Goodwill adjustments		0
Impairment losses		0	0
Goodwill end		$ 414,151	$ 0